LEASE (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Supplemental balance sheet information
Right-of-use assets	$ 2	$ 16
Lease liabilities - current	6	10
Lease liabilities - non-current	0	9
Total lease liabilities	$ 6	$ 19
weighted average remaining lease terms and discount rates
Weighted average remaining lease term (years)	2 months 1 day